Average Annual Total Returns{- Leisure Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Leisure Portfolio	Leisure Portfolio-Default Return Before Taxes Past 1 year	Leisure Portfolio-Default Return Before Taxes Past 5 years	Leisure Portfolio-Default Return Before Taxes Past 10 years	Leisure Portfolio-Default After Taxes on Distributions Past 1 year	Leisure Portfolio-Default After Taxes on Distributions Past 5 years	Leisure Portfolio-Default After Taxes on Distributions Past 10 years	Leisure Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Leisure Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Leisure Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1518 Past 1 year	F1518 Past 5 years	F1518 Past 10 years
Total	18.40%	14.20%	13.77%	17.42%	12.39%	12.15%	11.15%	10.97%	11.03%	18.40%	15.22%	13.88%	7.81%	13.68%	13.45%